Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,980,256.54

Principal:
Principal Collections	$29,669,349.18
Prepayments in Full	$34,710,071.90
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$64,379,421.08
Collections	$69,359,677.62

Purchase Amounts:
Purchase Amounts Related to Principal	$678,720.22
Purchase Amounts Related to Interest	$2,801.55
Sub Total	$681,521.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$70,041,199.39

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$70,041,199.39
Servicing Fee	$1,127,838.82	$1,127,838.82	$0.00	$0.00	$68,913,360.57
Interest - Class A-1 Notes	$29,003.89	$29,003.89	$0.00	$0.00	$68,884,356.68
Interest - Class A-2 Notes	$83,290.72	$83,290.72	$0.00	$0.00	$68,801,065.96
Interest - Class A-3 Notes	$122,119.86	$122,119.86	$0.00	$0.00	$68,678,946.10
Interest - Class A-4 Notes	$43,986.58	$43,986.58	$0.00	$0.00	$68,634,959.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$68,634,959.52
Interest - Class B Notes	$23,956.10	$23,956.10	$0.00	$0.00	$68,611,003.42
Second Priority Principal Payment	$37,402,693.20	$37,402,693.20	$0.00	$0.00	$31,208,310.22
Interest - Class C Notes	$18,884.73	$18,884.73	$0.00	$0.00	$31,189,425.49
Third Priority Principal Payment	$26,310,000.00	$26,310,000.00	$0.00	$0.00	$4,879,425.49
Interest - Class D Notes	$25,827.65	$25,827.65	$0.00	$0.00	$4,853,597.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$4,853,597.84
Regular Principal Payment	$243,387,306.80	$4,853,597.84	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$70,041,199.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$37,402,693.20
Third Priority Principal Payment					$26,310,000.00
Regular Principal Payment					$4,853,597.84
Total					$68,566,291.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$68,566,291.04	$223.27	$29,003.89	$0.09	$68,595,294.93	$223.36
Class A-2 Notes	$0.00	$0.00	$83,290.72	$0.20	$83,290.72	$0.20
Class A-3 Notes	$0.00	$0.00	$122,119.86	$0.29	$122,119.86	$0.29
Class A-4 Notes	$0.00	$0.00	$43,986.58	$0.41	$43,986.58	$0.41
Class B Notes	$0.00	$0.00	$23,956.10	$0.61	$23,956.10	$0.61
Class C Notes	$0.00	$0.00	$18,884.73	$0.72	$18,884.73	$0.72
Class D Notes	$0.00	$0.00	$25,827.65	$0.98	$25,827.65	$0.98
Total	$68,566,291.04	$51.09	$347,069.53	$0.26	$68,913,360.57	$51.35

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$307,100,000.00	1.0000000	$238,533,708.96	0.7767298
Class A-2 Notes	$415,300,000.00	1.0000000	$415,300,000.00	1.0000000
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,342,040,000.00	1.0000000	$1,273,473,708.96	0.9489089

Pool Information
Weighted Average APR	4.518%	4.496%
Weighted Average Remaining Term	55.80	54.88
Number of Receivables Outstanding	60,940	58,877
Pool Balance	$1,353,406,582.47	$1,288,347,667.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,315,735,853.55	$1,252,017,306.80
Pool Factor	1.0000000	0.9519295

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$19,325,215.01
Yield Supplement Overcollateralization Amount	$36,330,360.84
Targeted Overcollateralization Amount	$48,888,542.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,873,958.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		121	$773.53
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$773.53
Cumulative Net Losses Last Collection Period			$0.00
Cumulative Net Losses for all Collection Periods			$773.53

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.00%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.45%	279	$5,799,761.73
61-90 Days Delinquent	0.00%	1	$39,224.78
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.45%	280	$5,838,986.51

Repossession Inventory:
Repossessed in the Current Collection Period		3	$68,874.23
Total Repossessed Inventory		3	$68,874.23

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0007%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0017%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer